UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5022
Skyline Funds
(Exact name of registrant as specified in charter)
311 South Wacker Drive, Suite 4500 Chicago, IL		60606
(Address of principal executive offices)		(Zip code)
William M. Dutton Skyline Funds 311 South Wacker Drive, Suite 4500 Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 913-0900

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

SCHEDULE OF PORTFOLIO HOLDINGS

SEPTEMBER 30, 2004 (UNAUDITED)

	COMPANY DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS

Autos & Transportation - 5.6%
Other Transportation - 4.1%
Interpool, Inc.	Container leasing firm	300,800	$5,640,000
Laidlaw International, Inc. (a)	Provider of transportation services	500,600	8,234,870
Ryder System, Inc.	Truck leasing company	163,100	7,672,224
			21,547,094
Railroad - 0.5%
Pacer International, Inc. (a)	Rail logistics firm	166,400	2,728,960

Trucking - 1.0%
Werner Enterprises Inc.	Truckload carrier	282,757	5,460,038

Total Autos & Transportation			29,736,092

Consumer Discretionary - 21.4%
Commercial Services - 6.2%
Global Imaging Systems, Inc (a)	Distributor of copiers	10,900	338,772
IKON Office Solutions, Inc.	Distributor of copiers	665,200	7,995,704
ProQuest Company (a)	Information content provider	273,300	7,023,810
Source Interlink Companies, Inc. (a)	Distributor of magazines	339,000	3,295,080
United Stationers Inc. (a)	Office products distributor	163,100	7,078,540
Watson Wyatt & Company Holdings	Benefit consulting company	241,500	6,351,450
			32,083,356

Consumer Products/Services - 5.7%
Gildan Activewear Inc. (a)	T-shirt manufacturer	188,500	5,315,700
School Specialty, Inc. (a)	Non-textbook school supplies	254,303	10,022,081
Scotts Company (a)	Turf & horticultural products	103,800	6,658,770
The Toro Company	Turf maintenance products	114,400	7,813,520
			29,810,071

Printing/Publishing - 1.0%
Journal Communications Incorporated	Media communication company	283,900	4,979,606

Restaurants - 4.1%
CBRL Group, Inc.	Family dining	353,800	12,765,104
Ruby Tuesday, Inc.	Casual dining	307,200	8,561,664
			21,326,768

Retail - 4.4%
Borders Group, Inc.	Book retailer	381,300	9,456,240
Linens ‘n Things, Inc. (a)	Home textiles and housewares retailer	348,600	8,077,062
The Sports Authority, Inc. (a)	Sporting goods retailer	222,900	5,171,280
			22,704,582

Total Consumer Discretionary			110,904,383

Financial Services - 22.6%
Banks/Thrifts - 3.9%
Commerce Bancshares, Inc.	Regional bank	199,613	9,599,389
Netbank, Inc.	Savings bank	282,700	2,829,827
Provident Financial Group Inc.	Regional bank	61,000	2,046,550
Sterling Financial Corporation (a)	Savings and loan	162,530	5,727,557
			20,203,323

Insurance - 11.5%
Amerus Group Co.	Life insurer	167,400	6,863,400
Clark, Inc. (a)	Insurance brokerage and consulting	282,200	3,820,988
Conseco, Inc. (a)	Life insurer	283,900	5,013,674
Delphi Financial Group, Inc.	Accident & health insurance	238,268	9,571,226
Direct General Corporation	Personal auto insurance	182,200	5,269,224
Reinsurance Group of America	Life reinsurer	135,600	5,586,720
Scottish Re Group Limited	Life reinsurer	349,600	7,401,032
Selective Insurance Group, Inc.	Property & casualty insurance	142,735	5,309,742
Triad Guaranty Inc. (a)	Mortgage insurance	63,430	3,519,096
U.S.I. Holdings Corporation (a)	Insurance brokerage	555,553	7,583,298
			59,938,400

Other Financial Services - 5.3%
Asset Acceptance Capital (a)	Collector of charged-off debt	345,300	$5,859,741
Investment Technology Group, Inc. (a)	Trade execution firm	377,100	5,769,630
MCG Capital Corporation	Business development company	421,600	7,318,976
Westcorp	Auto finance	201,300	8,559,276
			27,507,623

Real Estate Investment Trusts - 1.9%
iStar Financial Inc.	Commercial real estate lender	239,400	9,870,462

Total Financial Services			117,519,808

Health Care - 6.6%
Health Care Services - 6.6%
Apria Healthcare Group Inc. (a)	Home healthcare service provider	207,600	5,657,100
Centene Corporation (a)	Medicaid managed care	151,500	6,450,870
Davita Inc. (a)	Provider of dialysis services	414,150	12,900,772
Triad Hospitals, Inc. (a)	Hospital operator	272,500	9,384,900

Total Health Care			34,393,642

Materials & Processing - 13.5%
Building/Construction Products - 2.4%
Jacuzzi Brands, Inc. (a)	Manufacturer of plumbing products	591,100	5,497,230
York International Corporation	Manufacturer of HVAC products	214,000	6,760,260
			12,257,490
Engineering & Construction - 1.5%
Shaw Group Inc. (a)	Engineering and construction company	627,100	7,525,200

Packaging & Paper - 1.2%
Albany International Corp.	Manufacturer of paper machine clothing	216,100	6,441,941

Specialty Chemicals - 8.4%
Airgas, Inc.	Gas distributor	612,300	14,738,061
Crompton Corporation	Specialty chemicals	244,500	2,320,305
Cytec Industries Inc.	Specialty chemicals	165,200	8,086,540
Minerals Technologies Inc.	Specialty minerals	137,700	8,105,022
Spartech Corp.	Plastics producer	421,600	10,582,160
			43,832,088

Total Materials & Processing			70,056,719

Other Energy - 2.8%
Equipment & Services - 1.1%
Key Energy Services, Inc. (a)	Workover services provider	514,800	5,688,540

Exploration & Production - 1.7%
Newfield Exploration Company (a)	Oil and gas producer	148,300	9,081,892

Total Energy			14,770,432

Producer Durables - 13.3%
Aerospace - 1.6%
Curtiss-Wright Corporation	Aerospace & defense components mfg.	146,200	8,367,026

Diversified Manufacturing - 5.0%
Ametek, Inc.	Manufacturer of instruments & specialty motors	252,100	7,643,672
Crane Co.	Industrial conglomerate	264,800	7,658,016
Pentair, Inc.	Industrial conglomerate	313,500	10,944,285
			26,245,973

Electrical Equipment - 2.2%
Acuity Brands, Inc.	Manufacturer of lighting fixtures	262,700	$6,244,379
EnerSys (a)	Manufacturer of industrial batteries	411,000	5,281,350
			11,525,729

Machinery - 4.5%
Flowserve Corporation (a)	Pump & valve manufacturer	357,300	8,639,514
IDEX Corporation	Specialty pump products	255,300	8,669,988
Kennametal Inc.	Metal-cutting tools	135,600	6,122,340
			23,431,842

Total Producer Durables			69,570,570

Technology - 11.0%
Distribution - 2.3%
Synnex Corporation (a)	Distributor of PCs and peripherals	237,300	4,200,210
Tech Data Corporation (a)	Distributor of PCs and peripherals	201,300	7,760,115
			11,960,325

Electronic Components - 1.8%
Fairchild Semiconductor Int’l., Inc. (a)	Semiconductors	505,400	7,161,518
KEMET Corporation (a)	Capacitor manufacturer	297,900	2,410,011
			9,571,529

Other Technology - 3.4%
Benchmark Electronics, Inc. (a)	Contract manufacturer	281,800	8,397,640
Electronics for Imaging, Inc. (a)	Products that support color printing	308,900	5,016,536
Park Electrochemical Corporation	Advanced electronic materials	211,900	4,492,280
			17,906,456

Services - 2.3%
BearingPoint, Inc. (a)	IT consulting	877,100	7,841,274
Ceridian Corporation (a)	Payroll processing	211,900	3,901,079
			11,742,353

Software - 1.2
eFunds Corporation (a)	Provider of EFT software	334,408	6,216,645

Total Technology			57,397,308

TOTAL COMMON STOCKS - 96.8% (Cost $408,906,791)			504,348,954

MONEY MARKET INSTRUMENTS
US Bank Demand Note, 1.59%[b]			8,107,352
US Bank Commercial Paper, 1.73%, due 10/01/2004			8,000,000

TOTAL MONEY MARKET INSTRUMENTS - 3.1% (Cost $16,107,352)			16,107,352

TOTAL INVESTMENTS - 99.9% (Cost $425,014,143)			520,456,306

OTHER ASSETS LESS LIABILITIES - 0.1%			550,782

NET ASSETS - 100%			$521,007,088

(a)  Non-income producing security.

(b)  Variable rate demand note. Interest rate is reset every seven days. Rate disclosed represents rate in effect on September 30, 2004.

See accompanying notes to the Schedule of Portfolio Holdings.

Notes to Schedule of Portfolio Holdings:

•                                          Security valuation – Investments are stated at value. Each equity security traded on a securities exchange shall be valued at the last current sale price as of the time of valuation on the exchange on which the security is principally traded (the “principal exchange”), or lacking any current reported sale on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded in the Nasdaq Stock Market (“Nasdaq”) shall be valued at the Nasdaq Official Closing Price (“NOCP”), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation on Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the most recent bid quotation on Nasdaq. For certain fixed-income securities, Skyline Funds’ Board of Trustees has authorized the use of market valuations provided by an independent pricing service. Short-term instruments with sixty days or less to maturity are valued at amortized cost which approximates market value. Securities or other assets for which market quotations are not readily available, which may include certain restricted securities, are valued at a fair value as determined in good faith by the Skyline Funds’ Board of Trustees or a committee thereof.

•                                          Security transactions – Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

•                                          Federal income taxes – Cost of investments for federal income tax purposes was substantially the same as book cost of $425,014,143 on September 30, 2004, net unrealized appreciation was $95,442,163, consisting of gross unrealized appreciation of $106,317,773 and gross unrealized depreciation of $10,875,610.

Signatures

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Skyline Funds

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		November 29, 2004

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		November 29, 2004

By (Signature and Title)*	/s/ Benjamin J. Kim	Benjamin J. Kim, Treasurer

Date		November 29, 2004

* Print the name and title of each signing officer under his or her signature.